UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment           [     ]; Amendment Number:
This Amendment (Check only one.): [     ] is a restatement.

                               [     ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:
Capital Management Associates
Address:
140 Broadway
44th Floor
New York, NY  10005

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name 	Joseph A. Zock
Title:	President
Phone:	212-320-2000

Signature, Place, and Date of Signing:



Joseph A. Zock, New York, New York, May 8, 2003

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[  ]	13F NOTICE.
[  ]	13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:



List of Other Included Mangers:

      No. 13F File Number	Name


Capital Management Associates FORM 13F 31-Mar-03
Value Shares/ Sh/PutInvstmOther Name of Issuer
Title of cCUSIP (x$1000Prn Amt PrnCalDscretManagersSole SharedNone ALLIANT TECHSYSTEMS INC. COM 018804104 5309 98300SH Sole 98300 APACHE CORP. COM 037411105 2615 42355.75SH Sole 42355.75
ARROW ELECTRONICS INC. COM 042735100 4450 302700SH Sole 302700
BEMIS COMPANY COM 081437105 4925 117100SH Sole 117100
BRINKER INTERNATIONAL INC COM 109641100 5460 179025SH Sole 179025 CENDANT CORP COM 151313103 5941 467810SH Sole 467810
CNF INC COM 12612w104 5085 167000SH Sole 167000
COMMUNITY HEALTH SYSTEMS INC COM 203668108 4756 232100SH Sole 232100 COMPASS BANCSHARES INC COM 20449h109 5571 178150SH Sole 178150 CONAGRA INC COM 205887102 5932 295400SH Sole 295400
DEERE & CO COM 244199105 4864 123880SH Sole 123880
DEL MONTE FOODS CO. COM 24522p103 6636 889500SH Sole 889500
DENTSPLY INTERNATIONAL INC COM 249030107 5118 147100SH Sole 147100 ENSCO INTERNATIONAL INC COM 26874Q100 2467 96700SH Sole 96700 FIDELITY NATIONAL FINL INC COM 316326107 5549 162500SH Sole 162500 FLEXTRONICS INTL LTD COM Y2573F102 5095 584300SH Sole 584300
FLOWERS FOODS INC. COM 343498101 21311 778058SH Sole 778058
IVAX CORP COM 465823102 6033 492475SH Sole 492475
JC PENNY INC. COM 708160106 4959 252500SH Sole 252500
KLA-TENCOR CORP COM 482480100 4665 129800SH Sole 129800
LAMAR ADVERTISING CO COM 512815101 4113 140200SH Sole 140200
LINCOLN NATIONAL CORP COM 534187109 4577 163450SH Sole 163450 MCCORMICK & CO-NON VTG SHRS COM 579780206 5617 232700SH Sole 232700 NABORS INDUSTRIES LTD. COM G6359F103 2554 64050SH Sole 64050
OFFICE DEPOT COM 676220106 4446 375850SH Sole 375850
OXFORD HEALTH PLANS INC COM 691471106 5012 165100SH Sole 165100 PARKER HANNIFIN CORP COM 701094104 5416 139800SH Sole 139800
SCANA CORP COM 80589m102 5137 171700SH Sole 171700
SENSIENT TECHNOLOGIES CORP COM 81725t100 5550 277200SH Sole 277200 SOUTHWEST AIRLINES COM 844741108 4957 345207SH Sole 345207
TEXTRON INC COM COM 883203101 3194 116300SH Sole 116300
TOMMY HILFIGER CORP COM G8915Z102 2223 307400SH Sole 307400 WEYERHAEUSER CO. COM 962166104 4844 101280SH Sole 101280
ZIONS BANCORPORATION COM 989701107 5339 124800SH Sole 124800